Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt	Debt
Debt consists of the following (in thousands):

	December 31,
	2024	2023
Revolving Credit Facility	$60,000	$120,500

Term Loan Facility	113,246	139,500
Equipment Finance Loan	10,569	15,419
Debt issuance costs	(1,000)	(1,861)
Total term debt	122,815	153,058
Less: current portion	22,512	22,072
Long-term debt, net	$100,303	$130,986
Maturities of long-term debt are as follows (in thousands):

Term Facilities
2025	$23,134
2026	100,681
Total	$123,815
Credit Facilities
On September 17, 2021, FAH, LLC and certain of its material domestic subsidiaries from time to time (the “Credit Agreement Parties”) entered into a new credit agreement (as amended from time to time, the “Credit Agreement”) with JPMorgan Chase Bank, N.A., PNC Bank, National Association, KeyBank National Association, Citizens Bank, N.A., Bank of the West, HSBC Bank USA, National Association, Bank of America, N.A., U.S. Bank National Association, MUFG Union Bank, N.A., and Wells Fargo Bank, National Association (collectively, the “Initial Lenders”) and JPMorgan Chase Bank, N.A. as administrative agent, providing for a term loan facility in the amount of $180.0 million (the “Term Loan Facility”) and a revolving credit facility of $100.0 million (the “Revolving Credit Facility”) (together the “Credit Facilities”). Proceeds from the Credit Facilities were primarily used to repay the Company's former credit facilities. On April 26, 2022, the Credit Agreement Parties entered into Amendment No. 1 to the Credit Agreement (the “First Amendment”) with the Initial Lenders and JPMorgan Chase Bank, N.A. as administrative agent, which allows for additional Restricted Payments (as defined in the First Amendment) using specified funding sources. On July 29, 2022, the Credit Agreement Parties entered into Amendment No. 2 to the Credit Agreement (the “Second Amendment”) with the Initial Lenders and Goldman Sachs Bank USA (collectively, the “Lenders”) and JPMorgan Chase Bank, N.A. as administrative agent, which increased the Revolving Credit Facility to $215.0 million and converted the Credit Facility interest rate index from Borrower (as defined in the Credit Agreement) option LIBOR to SOFR.
On February 28, 2023, the Credit Agreement Parties entered into an Amendment No. 3 (the “Third Amendment”) to the Credit Agreement to, among other things, (i) modify the financial covenants under the Credit Agreement for the period beginning on the date of the Third Amendment through the fiscal quarter ended December 31, 2023 (the “Waiver Period”), (ii) reduce the size of the Revolving Credit Facility from $215.0 million to $180.0 million as of the date of the Third Amendment and thereafter to $150.0 million on December 31, 2023, which reduction is permanent after the Waiver Period, (iii) restrict the ability to draw on the Revolving Credit Facility during the Waiver Period in excess of the amount outstanding on the date of the Third Amendment, (iv) increase the margin payable under the Credit Facilities during the Waiver Period to (a) 4.00% per annum with respect to any Term Benchmark Loan or RFR Loan (each as defined in the Credit Agreement), and (b) 3.00% per annum with respect to any Canadian Prime Loan or ABR Loan (as defined in the Credit Agreement), (v) allow that any calculation of Consolidated EBITDA (each as defined in the Credit Agreement) that includes the fiscal quarters during the Waiver Period may include certain agreed upon amounts for certain addbacks, (vi) further limit our ability to make certain restricted payments, including the ability to pay dividends or make other distributions on equity interests, or redeem, repurchase or retire equity interests, incur additional indebtedness, incur additional liens, enter into sale and leaseback transactions or issue additional equity interests or securities convertible into or exchange for equity interests (other than the issuance of common stock) during the Waiver Period, (vii) require a minimum qualified cash requirement of at least $10.0 million and (viii) require a mandatory prepayment of the Revolving Credit Facility during the Waiver Period with any qualified cash proceeds in excess of $25.0 million. Beginning in the fiscal quarter ended March 31, 2024, the Third Amendment reset the maximum Net Leverage Ratio and the minimum Fixed Charge Coverage Ratio (each as defined in the Credit Agreement) that must be maintained by the Credit Agreement Parties to 2.50:1.00 and 1.25:1.00, respectively, which were the ratios in effect under the Credit Agreement prior to the Third Amendment.
On June 11, 2024 (the “Consent Effective Date"), the Credit Agreement Parties entered into that certain Limited Waiver and Limited Consent (the “Limited Waiver and Limited Consent”), with the lenders party thereto (the “Required Lenders”) and the Administrative Agent. Pursuant to the Limited Waiver and Limited Consent, the Administrative Agent and the Required Lenders have agreed to irrevocably and permanently waive, from any time prior to or after the Consent Effective Date, the Credit Agreement Parties’ compliance with the covenant to maintain a minimum threshold of Qualified Cash (as defined in the Credit Agreement).
The Term Loan Facility matures on September 17, 2026 (the “Maturity Date”) and amortizes in quarterly installments in aggregate amounts equal to 2.50% of the original principal amount of the Term Loan Facility, with any outstanding balance due and payable on the Maturity Date. The first amortization payment commenced with the quarter ended on December 31, 2021. The Revolving Credit Facility also terminates on the Maturity Date and loans thereunder may be borrowed, repaid, and reborrowed up to such date.
Loans under the Credit Facilities will, at the Borrowers’ option, bear interest at either (i) SOFR, EURIBOR, HIBOR, CDOR, Daily Simple SONIA and/or the Central Bank Rate, as applicable, plus (x) 4.00% per annum and (y) solely in the case of Term SOFR based loans 0.10% per annum or (ii) ABR or the Canadian prime rate, as applicable, plus 3.00%, in each case of clauses (i) and (ii), subject to two 0.25% step-downs based on the achievement of certain leverage ratios following February 28, 2023. Each of SOFR, EURIBOR, HIBOR, CDOR and Daily Simple SONIA rates are subject to a 0% floor. For loans based on ABR, the Central Bank Rate or the Canadian prime rate, interest payments are due quarterly. For loans based on Daily Simple SONIA, interest payments are due monthly. For loans based on SOFR, EURIBOR, HIBOR or CDOR, interest payments are due at the end of each applicable interest period.
The Credit Facilities are secured by substantially all of the assets of FAH, LLC and any of its existing or future material domestic subsidiaries, subject to customary exceptions. As of December 31, 2024 and 2023, the Credit Agreement Parties were in compliance with all of the financial covenants in its Credit Agreement.
At December 31, 2024 and 2023, the Credit Agreement Parties had $113.2 million and $139.5 million of borrowings outstanding under the Term Loan Facility, respectively, and $60.0 million and $120.5 million outstanding borrowings under the Revolving Credit Facility, respectively. Interest rates on the outstanding borrowings under the Revolving Credit Facility at December 31, 2024 are reset every 30 days and can be repaid and reborrowed up until the maturity date. The weighted average rate on outstanding borrowings under Revolving Credit Facility as of December 31, 2024 and 2023 was 6.71% and 9.45%, respectively. At December 31, 2024 and 2023, the Company had $90.0 million and $20.5 million available under the Revolving Credit Facility, respectively.
There were no outstanding letters of credit as of December 31, 2024 and 2023.
Equipment Finance Loan
On November 25, 2022, Funko, LLC, Funko Games, LLC, Funko Acquisition Holdings, L.L.C., Funko Holdings LLC and Loungefly, LLC, (collectively, "Equipment Finance Credit Parties"), entered into a $20.0 million equipment finance agreement ("Equipment Finance Loan") with Wells Fargo Equipment Finance, Inc. The loan is to be repaid in 48 monthly equal installments starting January 15, 2023 utilizing an annual fixed interest rate of 5.71%.
The Equipment Finance Loan is secured by certain identified assets held within our Buckeye, Arizona warehouse.
At December 31, 2024 and 2023, the Company had $10.6 million and $15.4 million outstanding under the Equipment Finance Loan, respectively.